SCHEDULE II - Condensed Statements of Cash Flows - Parent Company Only (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Mar. 15, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	May 03, 2021
Cash flows from operating activities
Net income			$ 723,404	$ 254,189		$ 936,748
Adjustments to reconcile net income to net cash used in operating activities:
Other, net			23,801	55,004		150,340
Net cash provided by operating activities			1,232,590	1,124,893		998,869
Cash flows from investing activities
Purchases of fixed maturities			(8,141,246)	(8,962,066)		(14,918,698)
Purchases of short-term investments			(372,901)	(5,006,397)		(3,142,818)
Other, net			(31,903)	23,431		(94,263)
Net cash used in investing activities			(2,329,122)	(632,748)		(117,994)
Issuance of preferred shares			193,887	0		0
Redemption of preferred shares			(637,241)	(66,985)		0
Net cash used in financing activities			$ (573,295)	328,362		(267,868)
Supplemental cash flow information:
Non-cash exchange of intercompany balances				$ 204,000
Preferred shares, par value per share			$ 1.00	$ 1.00
Aggregate liquidation preference			$ 200,000	$ 637,241			$ 637,000
Underwriting discounts and commissions				$ 21,300	[1]		$ 21,000
Series J Preferred Stock
Supplemental cash flow information:
Shares issued during the period (in shares)		8,000,000
Annual dividend rate		4.875%	4.875%
Preferred shares, par value per share		$ 1.00	$ 1.00
Aggregate liquidation preference		$ 200,000	$ 200,000
Underwriting discounts and commissions		$ 6,000	6,100
Preferred shares, redemption price per share (in dollars per share)		$ 25
Series G 6.5% cumulative
Supplemental cash flow information:
Annual dividend rate				6.50%
Preferred shares, par value per share				$ 1.00
Aggregate liquidation preference				$ 160,400
Underwriting discounts and commissions	[1]			$ 5,400
Preferred shares, redemption price per share (in dollars per share)							$ 25
Series I 5.875% non-cumulative
Supplemental cash flow information:
Annual dividend rate				5.875%
Preferred shares, par value per share				$ 1.00
Aggregate liquidation preference				$ 183,000
Underwriting discounts and commissions	[1]			$ 6,400
Preferred shares, redemption price per share (in dollars per share)							25
Series H 7.25% cumulative
Supplemental cash flow information:
Annual dividend rate				7.25%
Preferred shares, par value per share				$ 1.00
Aggregate liquidation preference				$ 293,800
Underwriting discounts and commissions	[1]			9,500
Preferred shares, redemption price per share (in dollars per share)							$ 25
Parent Company
Cash flows from operating activities
Net income			723,404	254,189		936,748
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net income of subsidiaries			(748,994)	(404,973)		(959,194)
Other, net			(51,783)	87,789		(17,167)
Net cash provided by operating activities			(77,373)	(62,995)		(39,613)
Cash flows from investing activities
Advances to/from subsidiaries, net (1)	[2]		100,426	73,738		(282,233)
Net issue of intercompany loans receivable and payable (1) (2)	[2],[3]		0	458,489		276,332
Sales and redemptions of fixed maturities			481,015	32,230		72,724
Sales and redemptions of short-term investments			0	43,899		2,189
Purchases of fixed maturities			(62,239)	(496,139)		(18,621)
Purchases of short-term investments			0	(39,913)		(6,173)
Other, net			(8,465)	(3,987)		(29)
Net cash used in investing activities			510,737	68,317		44,189
Issuance of preferred shares	[4]		193,887	0		0
Redemption of preferred shares	[4]		(637,241)	0		0
Net cash used in financing activities			(443,354)	0		0
Effect of foreign exchange rate changes on cash			1,958	186		(1,145)
(Decrease) increase in cash and cash equivalents			(8,032)	5,508		3,431
Cash and cash equivalents—beginning of year			10,020	4,512		1,081
Cash and cash equivalents—end of year			$ 1,988	$ 10,020		4,512
Supplemental cash flow information:
Preferred shares, par value per share			$ 1.00	$ 1.00
Aggregate liquidation preference			$ 200,000	$ 637,241
Subsidiaries
Cash flows from investing activities
Redemption of preferred shares				(67,000)
Supplemental cash flow information:
Payment of dividends by subsidiary on behalf of parent			129,000	96,000		246,000
Non-cash dividends received from subsidiaries			$ 350,000			979,000
Non-cash capital contributions to subsidiaries				25,000		$ 22,000
Notes Issued				$ 458,000

[1]	Underwriting discounts and commissions represent the original amounts paid to issue Series D, E and F shares. These amounts were reallocated on a pro-rata basis between the previously issued and the newly issued series G, H and I shares as a result of the share exchange in May 2016 for $nil consideration
[2]	The following non-cash transactions were excluded from the Condensed Statement of Cash Flows - Parent Company Only:
a.During 2020, the parent recorded a non-cash exchange related to a reduction of intercompany loans and balances receivable of $204 million and a corresponding reduction of intercompany loans and balances payable of $204 million.
b.During 2021, 2020 and 2019, dividends paid to common and preferred shareholders of $129 million, $96 million and $246 million, respectively, were paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable. During 2020, the redemption of Series F preferred shares of $67 million in 2020 was also paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable.
c.During 2021, the parent recorded a non-cash dividend received from a subsidiary of $350 million, with a corresponding change to intercompany balances payable. During 2020, the parent recorded a non-cash capital contribution to a subsidiary of $25 million, with a corresponding change to the intercompany balances payable. During 2019, the Parent recorded non-cash dividends received from subsidiaries and non-cash capital contributions to subsidiaries of $979 million and $22 million, respectively, with corresponding changes to the intercompany balances receivable/payable.

[3]	During 2020, the Company recorded a $458 million loan payable maturing in 2030 with a direct Bermuda subsidiary in exchange for shares of an indirectly owned subsidiary, which were subsequently transferred to another subsidiary in exchange for cash. The cash proceeds were primarily invested in fixed maturities and used during 2021 to redeem the Series G, H and I preferred shares.
[4]	During 2021, the parent issued 8 million 4.875% Series J fixed rate non-cumulative redeemable preferred shares at a par value of $1.00 per share and a redemption price of $200 million, and incurred preferred share issuance costs of $6 million. The parent also redeemed all outstanding Series G, H and I preferred shares at $25 per share for an aggregate liquidation value of $637 million during 2021.